Summary of Stock Option Exercises (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercised and Issued from Treasury	(1,850)	2,177	619
Intrinsic Value	$ 22,883	$ 16,580	$ 4,243